November 3, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Customer Service

Re:	Barings Funds Trust (the “Registrant”)

File Nos.: 333-188840, 811-22845

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the definitive form of the Statement of Additional Information for the Registrant that would have been filed under Rule 497(c), does not differ from that contained in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 27, 2017 and became effective on November 1, 2017 (Accession # 0001144204-17-054565).

In addition, we are hereby filing, pursuant to Rule 497(c) under the 1933 Act, the Prospectus for the Registrant. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made and the file numbers of the Registrant’s Registration Statement are noted on the Prospectus.

If you have any questions, please contact me at (617) 761-3808.

Very truly yours,

By:      /s/ Janice M. Bishop
Name: Janice M. Bishop
Title:   Secretary and Chief Legal Officer of Barings Funds Trust